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                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200







                              /s/ Jonathan Savitz
                             ----------------------
                               Purchase, New York
                                 August 14, 2007



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       34

                     Form 13 F Information Table Value Total:

                              $470,858 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC

                                                                  FORM 13F INFORMATION TABLE

Column 1                        Column 2         Column 3   Column 4    Column 5          Column 6 Column 7 Column 8
                                                             VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE        SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Allegheny Technologies Inc      COM              01741R102  7,866,000     75,000 SH        Other   01          75,000
Arbinet-thexchange Inc          COM              03875P100  9,285,229  1,539,839 SH        Other   01       1,539,839
AVI BioPharma Inc               COM              002346104  1,034,320    369,400 SH        Other   01         369,400
Carmike Cinemas Inc             COM              143436400  3,755,753    171,027 SH        Other   01         171,027
Comcast Corp New                CL A             20030N101  6,411,360    228,000 SH        Other   01         228,000
Commercial Metals Co            COM              201723103 14,142,876    418,800 SH        Other   01         418,800
Conseco Inc                     COM NEW          208464883 21,891,864  1,047,959 SH        Other   01       1,047,959
Core-Mark Holding Co Inc        COM              218681104 12,558,639    349,045 SH        Other   01         349,045
Crystallex International Corp   COM              22942F101 36,088,173  7,495,675 SH        Other   01       7,495,675
DDI Corp                        COM 0.0001 NEW   233162502  9,359,336  1,177,275 SH        Other   01       1,177,275
Endeavor Acquisition Corp       W EXP 12/14/2009 292577111  1,143,192    207,100 SH        Other   01         207,100
Endeavor Acquisition Corp       COM              292577103  1,898,620    160,900 SH        Other   01         160,900
Finlay Enterprises Inc.         COM NEW          317884203     13,910      2,600 SH        Other   01           2,600
Foster Wheeler Ltd              SHS NEW          G36535139 33,450,424    312,650 SH        Other   01         312,650
Gold Reserve Inc.               NOTE 5.500% 6/1  38068NAB4 26,156,250 25,000,000 PRN       Other   01      25,000,000
Hanger Orthopedic Group Inc     COM NEW          41043F208 16,114,680  1,492,100 SH        Other   01       1,492,100
HD Partners Acquisition Corp    W EXP 06/01/2010 40415K118    594,000    550,000 SH        Other   01         550,000
HD Partners Acquisition Corp    COM              40415K100  6,637,699    867,900 SH        Other   01         867,900
Ibasis Inc                      COM NEW          450732201 15,852,810  1,577,394 SH        Other   01       1,577,394
Information Services Group      COM              45675Y104  2,183,310    285,400 SH        Other   01         285,400
iPCS Inc                        COM NEW          44980Y305 41,550,666  1,226,769 SH        Other   01       1,226,769
Kindred Healthcare Equity       COM              494580103 24,004,608    781,400 SH        Other   01         781,400
Navios Maritime Holdings, Inc.  COM              Y62196103 13,198,608  1,092,600 SH        Other   01       1,092,600
Navios Maritime Holdings, Inc.  W EXP 12/09/2008 Y62196111 10,661,000  1,515,000 SH        Other   01       1,515,000
Neon Communications Group IN    COM              64050T101 20,266,982  4,069,675 SH        Other   01       4,069,675
Particle Drilling Technologies  COM              70212G101  3,630,000  1,650,000 SH        Other   01       1,650,000
Petroleum Geo SVCS ASA New      SPONSORED ADR    716599105  3,989,164    161,701 SH        Other   01         161,701
Pinnacle Airline Corp           NOTE 3.250%      723443AB3 82,551,700 53,605,000 PRN       Other   01      53,605,000
Protection One Inc              COM NEW          743663403 13,549,282    905,701 SH        Other   01         905,701
Spansion Inc                    COM CL A         84649R101  3,321,120    299,200 SH        Other   01         299,200
Vantage Energy Services Inc     COM              92209F102  8,157,120  1,131,200 SH        Other   01       1,131,200
Vantage Energy Services Inc     W EXP 5/14/2011  92209F110    828,750    975,000 SH        Other   01         975,000
Victory Acquisition Corp        COM              92644D100  4,715,000    500,000 SH  CALL  Other   01         500,000
Vonage Holdings Corp            COM              92886T201 13,995,000  4,500,000 SH        Other   01       4,500,000
